MUTUAL OF AMERICA
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 PARK AVENUE NEW YORK NY 10022-6839 212 224 1840 212 224 2518 FAX

AMY LATKIN VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL CORPORATE LAW AMY.LATKIN@MUTUALOFAMERICA.COM

January 31, 2020

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Investment Corporation (the “Registrant”)
Registration Statement on Form N-1A (File no. 033-06486 and 811-05084)
Post-effective amendment to Rule 485(a)(2) of the Securities Act of 1933
Request for Selective Review of Initial Registration Statement on Form N-4

Ladies and Gentlemen:

Contemporaneously herewith, the above named Registrant is filing a post-effective amendment under Rule 485(a)(2) of the Securities Act of 1933. This is to advise that the reason for the filing under Rule 485(a)(2) is the addition of two new funds to be offered by the Registrant: the Catholic Values Index Fund, and the 2065 Retirement Fund, which is being added to the Registrant’s existing Retirement Funds series. Please note that information as of December 31, 2019, including performance and fund operating expense information, will be updated in a post-effective amendment under Rule 485(b) prior to the effective date.

The Registrant respectfully requests that the Staff afford selective review of the Registration Statement on Form N-1A (033-06486 and 811-05084), filed on January 31, 2020, together with all exhibits thereto (collectively, the “Registration Statement”), in accordance with Securities Act Release No. 6510 (Feb. 15, 1984).

The prospectus and SAI included in the Registration Statement are substantially similar to the prospectus and SAI included in the most recent post-effective amendment to the Investment Corporation Registration Statement, Post-Effective Amendment No. 57 (File No. 811-05084), that was filed under Rule 485(b) of the 1933 Act in April 2019. The only substantive changes pertain to the addition of the two new funds mentioned above, and the broadening of distribution of the Funds from distribution only to life insurance companies to also include distribution through financial intermediaries. Post-effective amendment No. 53 was filed under Rule 485(a) in February 2018 and reviewed by the SEC Staff. Responses to SEC Staff comments on Post-

Effective Amendment No. 53 were included in Post-Effective Amendment No. 54. Please note that the Registrant will file a post-effective amendment that will include 2019 financial statements, performance and similar updates.

For your convenience, please contact us if you would like to see the marked prospectus in Word format and we will send that to you directly. If you have any questions or need additional information, please do not hesitate to contact the undersigned at the above telephone number, or my colleague, Scott Rothstein at 212-224-1530, at your earliest convenience. We appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin

Amy Latkin
Vice President and
Associate General Counsel